SUPPLEMENT TO THE FIDELITY ADVISOR FOCUS FUNDS CLASS A, CLASS T, CLASS
B, AND
CLASS C OCTOBER 31, 1997 PROSPECTUS
The following information supplements the information found in "Sales Charge Reductions and Waivers" on page 47.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
6. Purchased prior to December 31, 1997 by Class B shareholders who have closed their Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to (i) purchases of up to the account balance in the Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income account closed and (ii) purchases made on the same day that the Class B account is closed; or
7. Purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
The following information supplements the information found in "Sales Charge Reductions and Waivers" on page 48.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
15. Purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
For purposes of load waiver (10), certain broker-dealers that otherwise meet qualifications and asset minimums established by FDC are not required to sign a participation agreement.
SUPPLEMENT TO FIDELITY ADVISOR FOCUS FUNDS:
CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
OCTOBER 31, 1997
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 41.
CLASS A SHARES ONLY
6. to shares purchased prior to December 31, 1997 by Class B shareholders who have closed their Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to (i) purchases of up to the account balance in the Class B Municipal Bond, Class B California Municipal Income, or Class B New York Municipal Income account closed and (ii) purchases made on the same day that the Class B account is closed; or
7. to shares purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION" ON PAGE 42.
CLASS T SHARES ONLY
15. to shares purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
For purposes of load waiver (10), certain broker-dealers that otherwise meet qualifications and asset minimums established by FDC are not required to sign a participation agreement.